Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
May 4, 2022
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	227
	Fund:	LVIP Channing Small Cap Value Fund (the “Fund”)

Dear Sir/Madam:
Attached for filing via EDGAR is Post-Effective Amendment No. 227 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on behalf of the Fund.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Sam Goldstein Sam Goldstein, Esq. Vice President and Assistant General Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel